Net Finance Costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Finance Costs
Capitalized rate of interest	11.00%	10.21%	11.56%
Interest expense	$ 5,517	$ 10,682	$ 4,338
Unwinding of advance from customers	1,501	458
Lease interest expense	$ 184